Intangible assets, net - Future amortization expense (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amortization expense of intangible assets for future years
2021	¥ 6,822
2022	5,681
2023	4,874
2024	782
2025 and thereafter	2,143
Intangible assets, net	¥ 20,302	$ 3,111	¥ 9,918